SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - calculation of basic and diluted net income (loss) per common share ( (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Denominator :
Weighted Average Number of Shares Outstanding, Diluted		2,204,486	2,149,182
Earnings Per Share, Diluted		$ (85.17)	$ (17.61)
Class A common stock
Numerator:
Allocation of net income (loss), as adjusted	$ (10,719,238)	$ (10,318,466)
Denominator :
Weighted Average Number of Shares Outstanding, Basic	15,218,692	27,600,000
Weighted Average Number of Shares Outstanding, Diluted	15,218,692	27,600,000
Earnings Per Share, Basic	$ (0.70)	$ (0.37)
Earnings Per Share, Diluted	$ (0.70)	$ (0.37)
Class B common stock
Numerator:
Allocation of net income (loss), as adjusted	$ (4,575,622)	$ (2,579,616)
Denominator :
Weighted Average Number of Shares Outstanding, Basic	6,496,262	6,900,000
Weighted Average Number of Shares Outstanding, Diluted	6,496,262	6,900,000
Earnings Per Share, Basic	$ (0.70)	$ (0.37)
Earnings Per Share, Diluted	$ (0.70)	$ (0.37)